Basis of Presentation	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Basis of Presentation
1.	Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”). They include the accounts of Sinovac Biotech Ltd., which is incorporated under the laws of Antigua and Barbuda, and its wholly owned or controlled subsidiaries (collectively, the “Company”). All significant intercompany transactions have been eliminated. Details of the Company’s subsidiaries are as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2018	Percentage of ownership as of December 31, 2017	Principal activities
Sinovac Biotech (Hong Kong) Ltd. (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	Investment holding company
Sinovac Biotech Co., Ltd. (“Sinovac Beijing”)	April 2001	People’s Republic of China (“PRC”)	73.09%	73.09%	Research and development, production and sales of vaccine products
Sinovac Research & Development Co., Ltd. (“Sinovac R&D”)	May 2009	PRC	100%	100%	Research and development of vaccine products
Sinovac (Dalian) Vaccine Technology Co., Ltd.(“Sinovac Dalian”)	January 2010	PRC	67.86%	67.86%	Research and development, production and sales of vaccine products
Sinovac Biomed Co., Ltd.	April 2015	PRC	100%	100%	Distribution of vaccine products